UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2015

1.804885.111

UST-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 26.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bills
9/17/15	0.15%	$ 80,000	$ 79,985
U.S. Treasury Notes
8/15/15 to 10/31/16	0.10 to 0.37 (b)	1,548,480	1,555,314
TOTAL TREASURY DEBT (Cost $1,635,299)			1,635,299
Treasury Repurchase Agreement - 74.0%
	Maturity Amount (000s)
In a joint trading account at 0.14% dated 7/31/15 due 8/3/15
(Collateralized by U.S. Treasury Obligations): #	$ 49,717	49,716
(Collateralized by U.S. Treasury Obligations): #	3,663,354	3,663,311
With:
BNP Paribas Securities Corp. at:
0.08%, dated 7/24/15 due 8/7/15 (Collateralized by U.S. Treasury Obligations valued at $225,783,377, 0% - 9%, 6/23/16 - 5/15/45)	220,015	220,000
0.09%, dated:
7/15/15 due 8/3/15 (Collateralized by U.S. Treasury Obligations valued at $122,721,846, 0% - 8.88%, 2/29/16 - 8/15/44)	120,006	120,000
7/27/15 due 8/7/15 (Collateralized by U.S. Treasury Obligations valued at $224,501,671, 0.1% - 9.88%, 11/15/15 - 11/15/44)	220,017	220,000
7/28/15 due 8/7/15 (Collateralized by U.S. Treasury Obligations valued at $45,912,611, 0% - 6.63%, 7/31/17 - 8/15/44)	45,003	45,000
ING Financial Markets LLC at 0.13%, dated 7/31/15 due 9/4/15 (Collateralized by U.S. Treasury Obligations valued at $29,674,680, 0.63% - 2.75%, 7/31/17 - 8/15/42)	29,006	29,000
Wells Fargo Securities, LLC at:
0.1%, dated 5/4/15 due 8/3/15 (Collateralized by U.S. Treasury Obligations valued at $66,316,773, 1.25%, 10/31/18)	65,016	65,000
0.11%, dated:
7/9/15 due 10/2/15 (Collateralized by U.S. Treasury Obligations valued at $59,164,595, 0% - 1.25%, 11/12/15 - 10/31/18)	58,015	58,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.11%, dated: - continued
7/13/15 due 10/9/15 (Collateralized by U.S. Treasury Obligations valued at $43,862,842, 0%, 11/12/15)	$ 43,012	$ 43,000
0.12%, dated 6/15/15 due 9/21/15 (Collateralized by U.S. Treasury Obligations valued at $25,504,264, 0%, 11/12/15)	25,008	25,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $4,538,027)		4,538,027
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,173,326)		6,173,326
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(36,909)
NET ASSETS - 100%		$ 6,136,417
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$49,716,000 due 8/03/15 at 0.14%
J.P. Morgan Securities, Inc.	$ 49,716
$3,663,311,000 due 8/03/15 at 0.14%
BNP Paribas Securities Corp.	$ 743,699
Credit Agricole CIB New York Branch	857,395
Credit Suisse Securities (USA) LLC	309,875
J.P. Morgan Securities, Inc.	1,395,986
Societe Generale	154,937
Wells Fargo Securities LLC	201,419
$ 3,663,311
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2015, the cost of investment securities for income tax purposes was $6,173,326,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2015

1.804884.111

DTE-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.04% 8/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (c)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.01% 8/3/15, VRDN (c)	5,800	5,800
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.01% 8/7/15, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		34,155
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.02% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	40,325	40,325
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.02% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,100	1,100
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.02% 8/7/15 (ConocoPhillips Co. Guaranteed), VRDN (c)	23,400	23,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.03% 8/7/15 (ConocoPhillips Co. Guaranteed), VRDN (c)	6,600	6,600
Series 1994 C, 0.02% 8/7/15 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
		75,925
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.03% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	28,865	28,865
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	12,010	12,010
(Catholic Healthcare West Proj.):
Series 2005 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	4,910	4,910
Series 2008 A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2008 B, 0.02% 8/7/15, LOC PNC Bank NA, VRDN (c)	17,000	17,000
Series 2009 F, 0.02% 8/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.02% 8/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 18,265	$ 18,265
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.21% 8/7/15, VRDN (c)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.03% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,200	6,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.26% 8/7/15, VRDN (c)	6,125	6,125
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	7,500	7,500
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 8/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,740	3,740
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,000	8,000
Series MS 3078, 0.02% 8/7/15 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series Putters XM0009, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,120	2,120
Series ROC II R 11980 X, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	8,470	8,470
		166,855
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.03% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	9,110	9,110
California Gen. Oblig. Series 2005 B1, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	6,700	6,700
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.01% 8/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,410	5,410
Participating VRDN Series 15 XF0120, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2012 C, 0.01% 8/7/15, VRDN (c)	$ 13,000	$ 13,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	15,300	15,300
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Health Proj.) Series 2008 A, 0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (c)	1,825	1,825
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,600	3,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 8/7/15, LOC Citibank NA, VRDN (c)	46,460	46,460
Irvine Unified School District Cmnty. Facilities District Series 2014 C, 0.01% 8/3/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,450	9,450
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.17% 8/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A5, 0.01% 8/7/15 (Liquidity Facility Citibank NA), VRDN (c)	34,000	34,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	10,035	10,035
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	24,950	24,950
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,900	5,900
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 1,405	$ 1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	7,900	7,900
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		246,935
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	5,150	5,150
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,280	6,280
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.03% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	14,300	14,300
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.12% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,420	6,420
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.11% 8/7/15, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	11,725	11,725
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		53,975
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.):
Series U1, 0.02% 8/7/15, VRDN (c)	2,000	2,000
Series U2, 0.01% 8/7/15, VRDN (c)	8,100	8,100
Series 2014 D, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	14,400	14,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Hsg. Fin. Auth.:
Series 2011 E3, 0.02% 8/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	$ 24,550	$ 24,550
Series 2013 B6, 0.02% 8/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	2,000	2,000
		51,050
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.15% 8/7/15, VRDN (c)	3,500	3,500
Series 1999 A, 0.1% 8/7/15, VRDN (c)	6,000	6,000
		9,500
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.04% 8/7/15, LOC Freddie Mac, VRDN (c)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
Series EGL 14 0039, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	6,190	6,190
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 8/7/15, LOC Bank of America NA, VRDN (c)	1,000	1,000
(American Society for Microbiology Proj.) Series 1999 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	11,430	11,430
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	10,700	10,700
(The AARP Foundation Proj.) Series 2004, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	13,000	13,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	2,800	2,800
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	8,300	8,300
(Washington Drama Society, Inc. Proj.) Series 2008, 0.04% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	28,390	28,390
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.02% 8/7/15, LOC Royal Bank of Canada, VRDN (c)	$ 13,100	$ 13,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,850	2,850
Series 2007 B2, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	10,140	10,140
		124,500
Florida - 2.1%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series MS 3059, 0.02% 8/7/15 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.04% 8/7/15, LOC Fannie Mae, VRDN (c)	1,260	1,260
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.04% 8/7/15, LOC Fannie Mae, VRDN (c)	850	850
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	875	875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)	5,000	5,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 8/3/15, VRDN (c)	4,500	4,500
Miami-Dade County Series 2014 A, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	20,220	20,220
North Broward Hosp. District Rev. Series 2005 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	3,900	3,900
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.03% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	2,500	2,500
(The Nemours Foundation Proj.) Series 2009 B, 0.01% 8/7/15, LOC Northern Trust Co., VRDN (c)	28,500	28,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.03% 8/7/15, LOC Northern Trust Co., VRDN (c)	$ 8,000	$ 8,000
(Planned Parenthood Proj.) Series 2002, 0.03% 8/7/15, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.02% 8/7/15, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	6,930	6,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,040	4,040
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A2, 0.01% 8/7/15, LOC Northern Trust Co., VRDN (c)	2,350	2,350
Series 2009 A3, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	7,875	7,875
(Suncoast Hospice Proj.) Series 2004, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	1,200	1,200
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.04% 8/7/15, LOC Freddie Mac, VRDN (c)	9,850	9,850
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.03% 8/7/15, LOC Bank of New York, New York, VRDN (c)	46,205	46,205
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 8/7/15, LOC Fannie Mae, VRDN (c)	5,665	5,665
		220,980
Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.02% 8/3/15, VRDN (c)	20,000	20,000
Second Series 1995, 0.02% 8/3/15, VRDN (c)	7,600	7,600
Series 2013, 0.05% 8/7/15, VRDN (c)	26,600	26,600
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	2,600	2,600
Series 2010 B, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	$ 15,600	$ 15,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	7,300	7,300
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.04% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,326	10,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	21,225	21,225
Series 1985 B, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	30,230	30,230
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	9,965	9,965
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.06% 8/3/15, VRDN (c)	10,500	10,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.02% 8/7/15, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	1,200	1,200
		236,596
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,665	4,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	$ 10,000	$ 10,000
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		25,215
Illinois - 9.0%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.04% 8/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,600	10,600
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	39,100	39,100
Chicago Wtr. Rev.:
Series 2000-1, 0.11% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
Series 2004 A1, 0.11% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	27,600	27,600
Series 2004 A2, 0.11% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	28,750	28,750
DuPage County Rev. (Morton Arboretum Proj.) 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.03% 8/7/15, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	50,975	50,975
(Chicago Symphony Orchestra Proj.) Series 2008, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	12,200	12,200
Series 2008 B2, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	12,100	12,100
Series 2008 C, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	9,715	9,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Illinois College Proj.) 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 6,280	$ 6,280
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	12,400	12,400
Series 2008 B, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	12,400	12,400
(Museum of Science & Industry Proj.) Series 2009 C, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	2,430	2,430
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,270	3,270
Series 2008 C, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	26,135	26,135
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	70,000	70,000
Series 2009 D, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.01% 8/7/15, LOC Northern Trust Co., VRDN (c)	24,700	24,700
(Spertus Institute of Jewish Studies Proj.) 0.03% 8/7/15, LOC Northern Trust Co., VRDN (c)	34,670	34,670
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	15,725	15,725
(Trinity Int'l. Univ. Proj.) Series 2009, 0.02% 8/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	8,900	8,900
Participating VRDN:
Series BC 11 16B, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,949
Series EGL 06 115, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series MS 3332, 0.14% 8/7/15 (Liquidity Facility Cr. Suisse AG) (c)(f)	400	400
Series Putters 3288Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2007 F, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	55,000	55,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2011 B:
0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,060	$ 3,060
0.02% 8/7/15, LOC PNC Bank NA, VRDN (c)	22,450	22,450
Illinois Gen. Oblig.:
Series 2003 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	71,600	71,600
Series 2003 B2, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	21,000	21,000
Series 2003 B3, 0.03% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	53,200	53,200
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	23,000	23,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	17,400	17,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.02% 8/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (c)	30,000	30,000
Series 2007 A 2C, 0.02% 8/7/15, LOC Northern Trust Co., VRDN (c)	1,100	1,100
Series 2007 A-2A, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Series 2007 A1, 0.02% 8/7/15, LOC Citibank NA, VRDN (c)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	6,100	6,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	7,435	7,435
Series 2008, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	33,665	33,665
		961,854
Indiana - 2.4%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.12% 8/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (c)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	21,500	21,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 8/7/15 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	$ 6,700	$ 6,700
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.02% 8/7/15, LOC Mizuho Bank Ltd., VRDN (c)	29,250	29,250
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	39,100	39,100
Series 2008 G, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	19,150	19,150
Series 2008 H, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	13,200	13,200
Series 2008 I, 0.03% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	11,120	11,120
Series 2008 J, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	10,455	10,455
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	13,255	13,255
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.01% 8/7/15, VRDN (c)	12,200	12,200
Participating VRDN Series BBT 08 12, 0.02% 8/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	11,545	11,545
Series 2008 E7, 0.01% 8/7/15, VRDN (c)	2,000	2,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.02% 8/7/15, LOC Bank of Nova Scotia, VRDN (c)	28,500	28,500
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,200	1,200
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		263,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - 1.3%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.01% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	$ 17,240	$ 17,240
Series 2013 B2, 0.03% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 8/7/15 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 8/7/15, VRDN (c)	24,400	24,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.05% 8/7/15, LOC Northern Trust Co., VRDN (c)	6,475	6,475
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.03% 8/3/15, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,970	11,970
		138,285
Kentucky - 0.2%
Louisville & Jefferson County:
Series 2011 A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Series 2013 C, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	8,000	8,000
		23,600
Louisiana - 2.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	44,150	44,150
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	23,965	23,965
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.06% 8/7/15, LOC Bank of America NA, VRDN (c)	9,000	9,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.23% 8/7/15, VRDN (c)	9,380	9,380
Series 2010 B1, 0.23% 8/7/15, VRDN (c)	10,970	10,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.: - continued
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.04% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 13,100	$ 13,100
Series 2010 B, 0.04% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	19,700	19,700
Series 2010, 0.04% 8/7/15, LOC Mizuho Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.04% 8/7/15, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		230,365
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.04% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	19,760	19,760
Maryland - 0.4%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.01% 8/7/15, VRDN (c)	5,645	5,645
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.03% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	9,400	9,400
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	23,300	23,300
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,970	1,970
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	4,150	4,150
Series 2004 C, 0.03% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	4,170	4,170
		48,635
Massachusetts - 0.2%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Series EGL 14 0011, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series EGL 14 0045, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series RBC O 72, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 8,540	$ 8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		26,740
Michigan - 0.4%
Central Michigan Univ. Rev. Series 2008 A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
Grand Traverse County Hosp. Series 2011 B, 0.05% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	13,715	13,715
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.01% 8/7/15, VRDN (c)	8,005	8,005
Participating VRDN Series ROC II R 11676, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	9,950	9,950
		42,270
Minnesota - 0.7%
Hennepin County Gen. Oblig. Series 2013 C, 0.02% 8/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	12,500	12,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	16,875	16,875
Series 2007 C2, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	3,625	3,625
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3844 Q, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,860	6,860
Series Putters 3845, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	15,950	15,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Oak Park Heights Multi-family Rev. 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)	$ 6,970	$ 6,970
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,195	5,195
		71,375
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,100	6,100
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	3,375	3,375
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		23,135
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.01% 8/3/15, LOC Barclays Bank PLC, VRDN (c)	7,300	7,300
Participating VRDN:
Series EGL 07 0001, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	18,470	18,470
Series Putters 3929, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.01% 8/7/15, VRDN (c)	11,900	11,900
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.04% 8/7/15 (Liquidity Facility Freddie Mac), VRDN (c)	2,100	2,100
St. Charles County Pub. Wtr. Sup Series 2011, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,465	18,465
		61,020
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.01% 8/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	11,000	11,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 6,900	$ 6,900
Series 2008 D 2B, 0.02% 8/7/15, LOC Royal Bank of Canada, VRDN (c)	7,500	7,500
Series 2008 D1, 0.01% 8/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	39,150	39,150
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	6,395	6,395
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	15,500	15,500
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.01% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	18,650	18,650
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Reno Cap. Impt. Rev. Series 2005 A, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	54,400	54,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.02% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	2,500	2,500
Series 2008 B, 0.03% 8/7/15, LOC MUFG Union Bank NA, VRDN (c)	40,175	40,175
Series 2009 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	22,015	22,015
Series 2009 B, 0.03% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	13,560	13,560
		248,710
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.16% 8/7/15, VRDN (c)	7,400	7,400
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,175	5,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 16.5%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 12,725	$ 12,725
Nassau Health Care Corp. Rev. Series 2009 C1, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	14,275	14,275
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14045, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.03% 8/7/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,000	4,000
Series 2004 H2 0.02% 8/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	500	500
Series 2004 H3, 0.02% 8/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	300	300
Series 2006 E3, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2006 I4, 0.01% 8/3/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	34,525	34,525
Series 2006 I7, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	7,500	7,500
Series 2008 J10, 0.01% 8/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	66,735	66,735
Series 2009 B3, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	16,200	16,200
Series 2010 G4, 0.03% 8/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	40,200	40,200
Series 2011 A4, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	12,500	12,500
Series 2012 G, 0.01% 8/7/15 (Liquidity Facility Citibank NA), VRDN (c)	12,200	12,200
Series 2012 G3, 0.01% 8/7/15 (Liquidity Facility Citibank NA), VRDN (c)	95,100	95,100
Series 2013 A4, 0.02% 8/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	29,910	29,910
Series 2015 F4, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	11,900	11,900
Series 2015 F5, 0.01% 8/3/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	18,300	18,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H2, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 2,000	$ 2,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,185	5,185
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 8/7/15, LOC Freddie Mac, VRDN (c)	5,500	5,500
(Bruckner by the Bridge Proj.) Series 2008 A, 0.01% 8/7/15, LOC Freddie Mac, VRDN (c)	10,000	10,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	14,100	14,100
Series 2013 A:
0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,600	6,600
0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	7,600	7,600
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)	13,330	13,330
(90 Washington Street Proj.) Series 2005 A, 0.01% 8/7/15, LOC Fannie Mae, VRDN (c)	5,100	5,100
(90 West Street Proj.) Series 2006 A, 0.01% 8/7/15, LOC Fannie Mae, VRDN (c)	13,600	13,600
(James Tower Dev. Proj.) Series 2002 A, 0.01% 8/7/15, LOC Fannie Mae, VRDN (c)	13,970	13,970
(Queenswood Apts. Proj.) Series 2001 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	9,500	9,500
Series 2009 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	12,200	12,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Series EGL 06 69 Class A, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	330	330
Series Putters 3496Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11930, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 B1, 0.01% 8/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	$ 24,000	$ 24,000
Series 2008 B3, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (c)	11,700	11,700
Series 2008 BB3, 0.01% 8/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (c)	45,500	45,500
Series 2008 BB4, 0.01% 8/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,000	7,000
Series 2009 BB1, 0.01% 8/3/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	7,595	7,595
Series 2009 BB2, 0.01% 8/3/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	17,800	17,800
Series 2011 DD, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,750	24,750
Series 2011 DD-3B, 0.01% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	5,700	5,700
Series 2012 B, 0.01% 8/3/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	12,900	12,900
Series 2014 AA:
0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	23,000	23,000
0.01% 8/3/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	12,550	12,550
Series 2015 BB3, 0.02% 8/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	27,650	27,650
Series F2, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	33,650	33,650
Series FF, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (c)	6,000	6,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3857, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series ROC II R 11902, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series ROC II R 14022, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,815	2,815
Series 1999 A2, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2001 A, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 10,100	$ 10,100
Series 2003 A2, 0.01% 8/3/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	13,900	13,900
Series 2003 C1, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,800	4,800
Series 2013 A, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
Series 2013 C4, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	8,000	8,000
Series 2015 A3, 0.01% 8/3/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	7,700	7,700
Subseries F5, 0.01% 8/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,600	23,600
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	124,675	124,675
(College of New Rochelle Proj.) Series 2008, 0.05% 8/7/15, LOC RBS Citizens NA, VRDN (c)	6,960	6,960
(Fordham Univ. Proj.) Series 2008 A2, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	36,035	36,035
(Univ. of Rochester Proj.) Series 2008 A1, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	52,580	52,580
Participating VRDN:
Series EGL 07 0002, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	30,560	30,560
Series EGL 07 0066, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series ROC II R 11535, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2006 A2:
0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	$ 8,130	$ 8,130
0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	5,720	5,720
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	19,400	19,400
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.01% 8/7/15, LOC Fannie Mae, VRDN (c)	9,260	9,260
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	9,200	9,200
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	26,600	26,600
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	46,400	46,400
Series 2009 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	25,200	25,200
Series 2010 A, 0.01% 8/7/15, LOC Freddie Mac, VRDN (c)	12,800	12,800
Series 2012 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2013 A:
0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	8,600	8,600
Series 2014 A, 0.02% 8/7/15, LOC PNC Bank NA, VRDN (c)	15,200	15,200
Series 2015 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	21,000	21,000
Series 2015 A1, 0.01% 8/7/15, LOC Bank of New York, New York, VRDN (c)	4,400	4,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	26,900	26,900
Series 2003 M1, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	24,500	24,500
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	50,805	50,805
Series 2008 B3V, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,870	22,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 2008 B7V, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 25,785	$ 25,785
Series 2008 BAV, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	44,500	44,500
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.01% 8/7/15, LOC Royal Bank of Canada, VRDN (c)	24,000	24,000
Series 2005 D1, 0.02% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,665	6,665
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.02% 8/7/15, LOC Mizuho Bank Ltd., VRDN (c)	25,000	25,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,140	3,140
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series 2003 B1, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	14,070	14,070
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/15, LOC RBS Citizens NA, VRDN (c)	6,045	6,045
		1,775,940
North Carolina - 2.0%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,000	7,000
Series 2002 C, 0.01% 8/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	12,300	12,300
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	14,880	14,880
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.04% 8/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	18,245	18,245
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 8/7/15, LOC Rabobank Nederland New York Branch, VRDN (c)	$ 10,000	$ 10,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	5,075	5,075
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series EGL 14 0051:
0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	25,650	25,650
0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	18,450	18,450
Series Putters 3331, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	3,610	3,610
Participating VRDN:
Series BC 10 31W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Series RBC O 39, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	11,235	11,235
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 8/7/15, LOC Cr. Industriel et Commercial, VRDN (c)	12,200	12,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 9,900	$ 9,900
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.01% 8/7/15, LOC Royal Bank of Canada, VRDN (c)	2,950	2,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
Wake County Gen. Oblig. Series 2003 B, 0.01% 8/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	3,000	3,000
		211,375
Ohio - 0.6%
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	1,840	1,840
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,360	4,360
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	13,520	13,520
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.04% 8/7/15, LOC Northern Trust Co., VRDN (c)	1,095	1,095
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.13% 8/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,600	2,600
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,440	2,440
Series Putters 3558, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,330	5,330
Ohio State Univ. Gen. Receipts:
Series 1997, 0.02% 8/7/15, VRDN (c)	3,100	3,100
Series 2014 B1, 0.01% 8/7/15, VRDN (c)	12,000	12,000
		61,285
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,300	3,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 3,500	$ 3,500
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,900	6,900
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		72,700
Pennsylvania - 1.7%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	870	870
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	4,000	4,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	7,315	7,315
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	7,175	7,175
(United Jewish Federation Proj.) Series 1996 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	4,100	4,100
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.03% 8/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,400	1,400
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.02% 8/7/15, LOC PNC Bank NA, VRDN (c)	1,265	1,265
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	6,715	6,715
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	13,860	13,860
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.02% 8/7/15, LOC Citizens Bank of Pennsylvania, VRDN (c)	13,135	13,135
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.04% 8/7/15, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,020	$ 2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	3,500	3,500
Haverford Township School District Series 2009, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	900	900
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	8,880	8,880
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.23% 8/7/15, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,095	3,095
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	6,460	6,460
Lower Merion School District Series 2009 B, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,500	6,500
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.02% 8/7/15, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,340	2,340
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series Putters 4014, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Series ROC II R 14070, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.04% 8/7/15, LOC PNC Bank NA, VRDN (c)	5,850	5,850
(Marywood Univ. Proj.) Series 2005 A, 0.04% 8/7/15, LOC PNC Bank NA, VRDN (c)	3,545	3,545
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 8/7/15, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,525	4,525
(The Franklin Institute Proj.) Series 2006, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	2,400	2,400
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series C, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.): - continued
Eighth Series E, 0.02% 8/7/15, LOC PNC Bank NA, VRDN (c)	$ 6,060	$ 6,060
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	7,430	7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	23,050	23,050
Ridley School District Series 2009, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	11,375	11,375
Series 2009 C, 0.04% 8/7/15, LOC PNC Bank NA, VRDN (c)	650	650
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	1,700	1,700
		178,460
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,900	7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	6,500	6,500
(Rhode Island School of Design Proj.) Series 2008 B, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	17,295	17,295
(Roger Williams Univ. Proj.) Series 2008 B, 0.03% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,720	19,720
		51,415
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	40,350	40,350
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.02% 8/3/15, VRDN (c)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	$ 19,925	$ 19,925
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	1,600	1,600
		73,375
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.06% 8/7/15, LOC Bank of America NA, VRDN (c)	3,075	3,075
Series 2001, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	785	785
Series 2003, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	7,995	7,995
Series 2004, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	2,325	2,325
Series 2005, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	20,405	20,405
Series 2008, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	30,545	30,545
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	3,615	3,615
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,090	9,090
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	3,030	3,030
Series 2002, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	14,875	14,875
Series 2004, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	25,975	25,975
Series 2006, 0.03% 8/3/15, LOC Bank of America NA, VRDN (c)	9,740	9,740
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.2%, tender 2/26/16 (c)	$ 5,700	$ 5,700
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,000	3,000
		160,155
Texas - 3.6%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.02% 8/7/15, LOC Citibank NA, VRDN (c)	6,200	6,200
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,610	4,610
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.07% 8/7/15 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.01% 8/7/15, VRDN (c)	11,050	11,050
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,910	2,910
Participating VRDN Series Putters 15 3, 0.04% 8/3/15 (Liquidity Facility JPMorgan Securities LLC) (c)(f)	5,400	5,400
Series 2014 D, 0.01% 8/7/15, VRDN (c)	16,355	16,355
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
Houston Arpt. Sys. Rev. Series 2010, 0.04% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	22,090	22,090
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.02% 8/7/15 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B3, 0.02% 8/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 26,850	$ 26,850
Series 2004 B4, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,275	25,275
Judson Independent School District Participating VRDN:
Series DB 423, 0.09% 8/7/15 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,335	1,334
Series MS 06 1859, 0.02% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.13% 8/3/15, VRDN (c)	5,100	5,100
Series 2010 B, 0.13% 8/3/15, VRDN (c)	8,500	8,500
Series 2010 C, 0.13% 8/3/15, VRDN (c)	18,750	18,750
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.03% 8/7/15 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 8/7/15 (Total SA Guaranteed), VRDN (c)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,395	10,395
Series Putters 3344, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,535	2,535
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 C, 0.02% 8/7/15, LOC Northern Trust Co., VRDN (c)	1,270	1,270
Series 2011 D, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Series 2011 E, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	9,100	9,100
(Methodist Hospitals of Dallas Proj.) Series 2008:
0.01% 8/3/15, LOC TD Banknorth, NA, VRDN (c)	8,500	8,500
0.03% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	22,800	22,800
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
Participating VRDN:
Series 15 4302Z, 0.13% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,000	$ 1,000
Series Putters 15 4301, 0.13% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.12% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,700	2,700
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,500	3,500
Texas Gen. Oblig.:
Series 2012 A, 0.01% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	9,600	9,600
Series 2015 B, 0.01% 8/7/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	6,300	6,300
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series 15 XF0067, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	890	890
Series RBC O 71, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
Series 2008 B2, 0.01% 8/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	4,675	4,675
0.01% 8/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	10,000	10,000
		389,039
Utah - 0.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.03% 8/7/15, LOC Canadian Imperial Bank of Commerce, VRDN (c)	6,000	6,000
Virginia - 0.7%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.02% 8/7/15, VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth.: - continued
Participating VRDN:
Series 15 ZF0166, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,000	$ 5,000
Series Putters 4254, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	500	500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	3,350	3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,850	9,850
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 E, 0.01% 8/7/15, VRDN (c)	4,800	4,800
Series 2003 F, 0.01% 8/7/15, VRDN (c)	700	700
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 8/7/15, LOC Bank of America NA, VRDN (c)	7,500	7,500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series EGL 14 0048, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	12,195	12,195
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.04% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,765	5,765
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		73,735
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 9,285	$ 9,285
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	7,500	7,500
Series Putters 15 XM0012, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.04% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,982	2,982
Series GS 06 7T, 0.02% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,775	3,775
Series Putters 3856, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series ROC II R 11889, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,250	3,250
Series WF 11-16C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,010	2,010
Series 15 XF0148, 0.02% 8/7/15 (Liquidity Facility Bank of America NA) (c)(f)	1,190	1,190
Series 2015 XF0150, 0.06% 8/7/15 (Liquidity Facility Bank of America NA) (c)(f)	4,400	4,400
Series 2015 ZF0191, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	$ 19,600	$ 19,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)	7,375	7,375
(Kitts Corner Apt. Proj.) Series 2014, 0.03% 8/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	7,000	7,000
(New Haven Apts. Proj.) Series 2009, 0.03% 8/7/15, LOC Fannie Mae, VRDN (c)	3,000	3,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.02% 8/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,500	3,500
(Urban Ctr. Apts. Proj.) Series 2012, 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)	9,800	9,800
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	3,750	3,750
		158,732
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.02% 8/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	22,600	22,600
Series 2009 B, 0.02% 8/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	26,800	26,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.02% 8/7/15, LOC Branch Banking & Trust Co., VRDN (c)	22,400	22,400
		71,800
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Oakwood Village Proj.) Series 2005, 0.03% 8/7/15, LOC BMO Harris Bank NA, VRDN (c)	6,800	6,800
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	8,745	8,745
Participating VRDN:
Series 2015 ZF0216, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series ROC II R 14065, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,200	3,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2011 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,500	$ 3,500
0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	15,555	15,555
		60,800
Wyoming - 0.0%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 8/7/15, VRDN (c)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 8/7/15, VRDN (c)	1,530	1,530
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 8/3/15 (Chevron Corp. Guaranteed), VRDN (c)	2,100	2,100
		5,130
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,778,211)		6,778,211
Other Municipal Debt - 28.9%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 5% 12/1/15	3,425	3,480
Alaska - 0.4%
Alaska Gen. Oblig. BAN Series 2015 A, 5% 3/18/16	41,115	42,350
Anchorage Gen. Oblig. Bonds:
Series B, 1.25% 9/1/15	1,510	1,511
Series C, 1.25% 9/1/15	1,795	1,797
		45,658
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2015 A, 2% 9/1/15	1,710	1,713
Phoenix Civic Impt. Corp. Series 2014 A2, 0.09% 10/5/15, LOC Barclays Bank PLC, CP	7,200	7,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.05% 8/17/15, CP	6,000	6,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C: - continued
0.08% 8/3/15, CP	$ 5,300	$ 5,300
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	6,710	6,813
		27,026
California - 3.5%
California Gen. Oblig. Bonds:
3% 10/1/15	4,250	4,270
4% 11/1/15	3,430	3,463
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	20,000	20,000
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	42,800	44,634
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.09% 9/23/15 (Liquidity Facility Wells Fargo Bank NA), CP	4,100	4,100
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	300,000	304,595
		381,062
Colorado - 1.0%
Colorado Ed. Ln. Prog. TRAN 1.5% 6/29/16	40,000	40,438
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	40,600	41,140
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.2%, tender 2/26/16 (c)	4,000	4,000
Series 2015 B, 0.2%, tender 2/26/16 (c)	12,070	12,070
Series 2015 C, 0.2%, tender 2/26/16 (c)	9,705	9,705
		107,353
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.1% 7/1/16 (c)	8,175	8,175
Series 2014 C, 4% 6/15/16	8,900	9,185
Series 2015 A, 2% 3/15/16	3,500	3,539
Series 2015 B, 2% 6/15/16	4,600	4,668
Series 2015 D, 0.1% 6/15/16 (c)	4,600	4,600
Connecticut Hsg. Fin. Auth. Bonds Series 2015 A, 0.15% 11/15/15	1,490	1,490
Guilford Gen. Oblig. BAN 1% 8/11/15	5,800	5,801
		37,458
District Of Columbia - 0.3%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 0.08% 9/3/15, LOC Landesbank Hessen-Thuringen, CP	6,000	6,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 8/5/15, LOC JPMorgan Chase Bank, CP	$ 7,900	$ 7,900
0.11% 8/7/15, LOC JPMorgan Chase Bank, CP	11,900	11,900
0.11% 12/8/15, LOC JPMorgan Chase Bank, CP	5,200	5,200
		31,000
Florida - 2.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.1% tender 10/5/15, LOC Bank of America NA, CP mode	8,300	8,300
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	14,500	14,792
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2013 C, 5% 6/1/16	2,920	3,034
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 9/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)(g)	5,500	5,500
Florida Gen. Oblig. Bonds:
Series 2015 A, 4% 7/1/16 (b)	7,780	8,021
Series PZ 130, 0.05%, tender 9/11/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	6,400	6,400
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.08% 9/8/15, LOC JPMorgan Chase Bank, CP	11,300	11,300
0.09% 8/6/15, LOC JPMorgan Chase Bank, CP	7,629	7,629
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 8/20/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,300	5,300
0.1% 8/27/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,400	10,400
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.06% 8/5/15, CP	5,400	5,400
0.07% 8/5/15, CP	5,400	5,400
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 9/4/15, LOC Barclays Bank PLC, CP	12,100	12,100
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 23, 5% 10/1/15	3,845	3,876
Series 6, 5% 10/1/15	1,450	1,462
Miami-Dade County School District TAN Series 2015, 1% 2/25/16	85,000	85,397
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.2%, tender 2/26/16 (c)	11,500	11,500
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.22%, tender 2/26/16 (c)	4,300	4,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds: - continued
Series 2014 A1, 0.22%, tender 2/26/16 (c)	$ 14,200	$ 14,200
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 62, 0.11%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)(g)	11,000	11,000
Series RBC E 64, 0.11%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)(g)	6,900	6,900
Series RBC E 65, 0.11%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)(g)	2,800	2,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.22%, tender 2/26/16 (c)	10,800	10,800
		255,811
Georgia - 1.5%
Atlanta Wtr. & Wastewtr. Rev. Bonds Series 1999 A, 5.5% 11/1/15	8,500	8,613
Fulton County Gen. Oblig. TAN 5% 12/31/15	50,500	51,513
Georgia Gen. Oblig. Bonds:
Series 2011 E2, 4.5% 9/1/15	2,500	2,509
Series 2014 A, 5% 2/1/16	5,400	5,529
Series 2015 A, 5% 2/1/16	7,600	7,782
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.09% tender 8/7/15, LOC Barclays Bank PLC, CP mode	18,100	18,100
Series A, 0.1% 10/14/15, LOC Wells Fargo Bank NA, CP	5,400	5,400
Series B:
0.04% 8/4/15, LOC TD Banknorth, NA, CP	15,700	15,700
0.06% 8/17/15, LOC PNC Bank NA, CP	2,913	2,913
0.06% 8/18/15, LOC TD Banknorth, NA, CP	6,943	6,943
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.08%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (c)	37,300	37,300
Series 2010 A2, 0.08%, tender 12/1/15 (Liquidity Facility Royal Bank of Canada) (c)	3,000	3,000
		165,302
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2009 DT, 5% 11/1/15	2,250	2,277
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.09%, tender 12/23/15 (c)	5,455	5,455
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev. Series L:
0.08% 8/3/15, LOC PNC Bank NA, CP	$ 800	$ 800
0.08% 8/3/15, LOC PNC Bank NA, CP	9,600	9,600
0.09% 10/6/15, LOC PNC Bank NA, CP	9,800	9,800
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.22%, tender 2/26/16 (c)	7,650	7,650
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.07% tender 8/5/15, CP mode	6,600	6,600
0.1% tender 10/5/15, CP mode	10,800	10,800
Series 2012 I, 0.07% tender 10/2/15, CP mode	10,300	10,300
Series 2009 B, 0.09% tender 10/2/15, CP mode	6,600	6,600
1% 11/15/15	1,445	1,448
1% 11/15/15	205	205
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 12/15/15	2,770	2,819
		66,622
Indiana - 0.7%
Delaware County Ind. Hosp. Auth. Bonds Series 2006, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	5,500	5,754
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.06% tender 8/3/15, CP mode	26,000	26,000
0.07% tender 8/3/15, CP mode	13,200	13,200
0.07% tender 8/18/15, CP mode	7,900	7,900
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (c)	5,625	5,628
Indianapolis Gas Util. Sys. Rev. 0.08% 10/15/15, LOC JPMorgan Chase Bank, CP	13,100	13,100
		71,582
Iowa - 0.0%
Iowa Fin. Auth. Rev. Bonds Series 2015, 1% 8/1/15	5,100	5,100
Kansas - 0.1%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2014 B, 0.115% 9/1/15 (c)	7,400	7,400
Wichita Gen. Oblig. BAN 0.25% 10/15/15	3,035	3,035
		10,435
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	$ 3,600	$ 3,600
Maryland - 0.9%
Baltimore County Gen. Oblig.:
Bonds 2% 8/1/15	2,800	2,800
0.06% 8/18/15 (Liquidity Facility Mizuho Bank Ltd.), CP	13,100	13,100
0.07% 8/11/15 (Liquidity Facility Mizuho Bank Ltd.), CP	17,100	17,100
0.07% 9/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	8,300	8,300
0.09% 9/3/15 (Liquidity Facility Mizuho Bank Ltd.), CP	13,300	13,300
Maryland Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/16	8,355	8,600
Series 2006 A, 5% 3/1/16	1,500	1,542
Series 2007, 5% 3/15/16	7,935	8,169
Series 2011 E, 5% 8/1/15	2,200	2,200
Series 2014 C, 5% 8/1/15	5,000	5,000
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 9/1/15 (c)	7,800	7,800
Prince Georges County Gen. Oblig. Bonds Series 2014 B, 5% 12/1/15	11,265	11,446
		99,357
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 8/26/15, CP mode	1,000	1,000
0.42% tender 8/19/15, CP mode	19,200	19,200
0.45% tender 8/20/15, CP mode	1,800	1,800
0.47% tender 8/13/15, CP mode	3,000	3,000
Series 1993 A, 0.42% tender 8/19/15, CP mode	11,900	11,900
Series 1993 B, 0.48% tender 8/24/15, CP mode	5,300	5,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	7,900	8,073
		50,273
Michigan - 1.3%
Michigan Bldg. Auth. Rev. 0.11% 8/27/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	43,500	43,500
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.1%, tender 9/1/15 (c)	4,800	4,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.2%, tender 2/26/16 (c)	$ 10,250	$ 10,250
0.2%, tender 2/26/16 (c)	1,600	1,600
0.2%, tender 2/26/16 (c)	13,750	13,750
(Trinity Health Sys. Proj.) Series 2008 C:
0.04% tender 8/18/15, CP mode	21,035	21,035
0.07% tender 8/11/15, CP mode	2,000	2,000
0.08% tender 8/5/15, CP mode	13,955	13,955
0.08% tender 8/6/15, CP mode	6,900	6,900
Univ. of Michigan Rev.:
Bonds:
Series 2009 B, 0.04% tender 8/18/15, CP mode	8,900	8,900
Series 2009 B:
0.06% tender 9/2/15, CP mode	5,000	5,000
0.08% tender 8/5/15, CP mode	1,600	1,600
Series J1:
0.08% 8/26/15, CP	2,000	2,000
0.08% 9/18/15, CP	6,300	6,300
		141,590
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/15	2,000	2,000
Series 2008 C, 5% 8/1/15	3,190	3,190
Series 2010 A, 5% 8/1/15	4,725	4,725
Series 2010 D, 5% 8/1/15	1,000	1,000
Series 2014 B, 4% 8/1/15	7,200	7,200
Univ. of Minnesota Rev.:
Series 2005 A:
0.06% 10/15/15, CP	4,500	4,500
0.07% 8/6/15, CP	6,900	6,900
0.08% 8/5/15, CP	4,200	4,200
Series A, 0.06% 10/2/15, CP	6,990	6,990
		40,705
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	5,300	5,372
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A:
0.05% 8/17/15, CP	6,400	6,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series A: - continued
0.07% 9/3/15, CP	$ 6,300	$ 6,300
0.09% 8/11/15, CP	6,400	6,400
0.11% 10/1/15, CP	5,700	5,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.05% 8/18/15, CP	7,500	7,500
0.07% 9/1/15, CP	7,150	7,150
0.08% 8/10/15, CP	6,000	6,000
0.09% 8/3/15, CP	6,750	6,750
0.09% 8/6/15, CP	7,500	7,500
0.1% 8/5/15, CP	7,000	7,000
		66,700
Nevada - 0.3%
Clark County Fuel Tax Bonds Series 2008, 5% 11/1/15	1,200	1,214
Clark County School District Bonds:
Series 2011 A, 5% 6/15/16	2,000	2,081
Series 2012 A, 5% 6/15/16	5,500	5,722
Series 2014 A, 5.5% 6/15/16	5,000	5,223
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 5% 6/1/16	1,000	1,039
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.09% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
0.15% 12/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,750	4,750
Series 2006 B, 0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,000	9,000
		34,129
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.5% tender 8/13/15, CP mode	3,000	3,000
0.5% tender 8/20/15, CP mode	8,300	8,300
		11,300
New Jersey - 1.7%
Essex County Gen. Oblig. BAN Series 2015, 1.25% 9/22/15	13,250	13,272
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	1,900	1,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.11%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)(g)	$ 145,700	$ 145,700
Union County Gen. Oblig. BAN 2% 6/24/16	20,600	20,905
		181,777
New York - 0.5%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 9/17/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,950	8,950
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 D, 5% 11/1/15	3,060	3,097
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/15	2,400	2,404
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.09% 9/10/15, LOC Barclays Bank PLC, CP	22,390	22,390
Series 2D:
0.06% 9/11/15, LOC Citibank NA, CP	7,000	7,000
0.07% 8/13/15, LOC Citibank NA, CP	13,800	13,800
		57,641
North Carolina - 0.3%
Board of Governors of the Univ. of North Carolina Series D:
0.07% 8/5/15, CP	4,900	4,900
0.08% 8/5/15, CP	5,000	5,000
0.1% 10/5/15, CP	5,000	5,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds:
Series 2005 A, 5% 1/1/16 (Escrowed to Maturity)	1,350	1,377
Series 2009 B, 5% 1/1/16 (Escrowed to Maturity)	250	255
Series 2010 A:
3% 1/1/16 (Escrowed to Maturity)	1,120	1,132
5% 1/1/16 (Escrowed to Maturity)	1,540	1,570
Series 2012 B, 5% 1/1/16 (Escrowed to Maturity)	1,000	1,020
North Carolina Gen. Oblig. Bonds Series 2009 A, 5% 3/1/16	7,325	7,529
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 3% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000	1,011
Wake County Gen. Oblig. Bonds Series 2009 D, 4% 2/1/16	1,000	1,019
		29,813
Ohio - 0.5%
Columbus Gen. Oblig. Bonds Series 2014 A, 5% 2/15/16	12,000	12,313
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.12% tender 10/5/15, CP mode	$ 5,800	$ 5,800
0.13% tender 11/5/15, CP mode	6,000	6,000
0.14% tender 12/3/15, CP mode	8,250	8,250
0.17% tender 1/6/16, CP mode	9,000	9,000
Series 2008 B6:
0.08% tender 8/3/15, CP mode	5,400	5,400
0.09% tender 9/1/15, CP mode	8,600	8,600
		55,363
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.1% 8/5/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.1% 9/1/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.2%, tender 2/26/16 (c)	4,900	4,900
		7,900
Oregon - 0.1%
Oregon Gen. Oblig. Bonds Series 2014 C, 4% 8/1/15	2,350	2,350
Portland Swr. Sys. Rev. Bonds Series 2014 B, 5% 10/1/15	4,460	4,496
		6,846
Pennsylvania - 0.1%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	4,900	5,109
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	7,400	7,514
		12,623
South Carolina - 0.4%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	7,100	7,164
Beaufort County School District Bonds Series 2012 D, 3% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,535	4,607
Charleston County School District BAN Series 2015 A, 0.75% 11/13/15	12,900	12,923
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2015 A, 1.5% 3/1/16	$ 11,500	$ 11,587
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/16	4,000	4,111
		40,392
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2010, 5% 12/1/15	7,160	7,274
Tennessee Gen. Oblig. Bonds Series 2009 A, 5% 5/1/16	3,000	3,106
		10,380
Texas - 6.7%
Austin Elec. Util. Sys. Rev. Series A, 0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,145	14,145
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	3,500	3,500
Cypress-Fairbanks Independent School District Bonds Series A, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	9,700	9,689
Dallas Independent School District Bonds Series 2012, 4% 8/15/15 (Permanent School Fund of Texas Guaranteed)	2,000	2,003
Fort Bend Independent School District Bonds Series PZ 124, 0.05%, tender 9/11/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,515	10,515
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.22%, tender 2/26/16 (c)	6,600	6,600
Harris County Gen. Oblig.:
Bonds 0% 10/1/15	3,500	3,498
Series A1, 0.05% 8/11/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,300	11,300
Series D, 0.05% 8/11/15 (Liquidity Facility JPMorgan Chase Bank), CP	18,603	18,603
Harris County Metropolitan Trans. Auth.:
Series A1:
0.06% 8/28/15 (Liquidity Facility JPMorgan Chase Bank), CP	15,800	15,800
0.15% 12/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	10,100	10,100
0.16% 12/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	8,150	8,150
0.17% 1/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,700	7,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series A3:
0.15% 12/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 4,500	$ 4,500
0.16% 12/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Houston Gen. Oblig. Series E1, 0.07% 10/5/15, LOC Citibank NA, CP	4,000	4,000
Houston Util. Sys. Rev.:
Bonds Series 2012 D, 3% 11/15/15	1,000	1,008
Series B3:
0.07% 9/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,600	6,600
0.09% 8/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
0.11% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,300	5,300
Longview Independent School District Bonds Series 2008, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,620	2,616
Lower Colorado River Auth. Rev.:
Bonds:
Series 2013:
4% 5/15/16	1,065	1,095
5% 5/15/16	1,100	1,140
5% 5/15/16	2,575	2,668
Series A:
0.05% 8/4/15, LOC JPMorgan Chase Bank, CP	16,000	16,000
0.05% 8/17/15, LOC JPMorgan Chase Bank, CP	13,100	13,100
0.1% 10/6/15, LOC JPMorgan Chase Bank, CP	7,900	7,900
0.05% 8/18/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,806	4,806
0.06% 10/6/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,980	8,980
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2015, 3% 9/1/15	4,205	4,215
Northwest Independent School District Bonds Series 2015 A, 0% 2/15/16 (b)	3,400	3,395
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	3,350	3,350
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2011, 5% 2/1/16	500	512
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Bonds:
Series 2014, 5% 2/1/16	$ 6,315	$ 6,466
Series 2015, 5% 2/1/16 (b)	5,300	5,411
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.22%, tender 2/26/16 (c)	6,600	6,600
Series 2013 B, 0.22%, tender 2/26/16 (c)	8,100	8,100
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 5% 3/1/16	7,915	8,135
Texas A&M Univ. Rev. Series 1993 B, 0.1% 10/1/15, CP	6,400	6,400
Texas Gen. Oblig.:
Bonds:
Series 2010 A, 5% 10/1/15	3,495	3,523
Series 2011, 5% 10/1/15	5,400	5,444
TRAN Series 2014, 1.5% 8/31/15	268,350	268,651
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.1% 10/9/15, LOC Barclays Bank PLC, CP	8,800	8,800
0.1% 10/9/15, LOC Barclays Bank PLC, CP	2,750	2,750
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,000	2,040
Series 2015 A, 1% 2/1/16	6,815	6,843
Series 2015 D, 1% 2/1/16	2,775	2,786
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,700	6,700
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,700	6,700
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,700	6,700
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,062	5,062
Series A:
0.04% 8/19/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
0.04% 8/24/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,900	3,900
0.06% 9/17/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,292	6,292
0.06% 10/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series A: - continued
0.06% 10/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 6,500	$ 6,500
0.07% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.07% 8/11/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
0.07% 8/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,800	4,800
0.08% 8/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.08% 8/31/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,400	6,400
0.08% 9/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.08% 9/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
0.08% 9/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.09% 10/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.09% 10/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,500	8,500
0.09% 10/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
Upper Trinity Reg'l. Wtr. District 0.09% 8/5/15, LOC Bank of America NA, CP	6,400	6,400
Willis Independent School District Bonds Series 2015, 2% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,335	2,357
		724,708
Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.09% 9/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	4,640	4,640
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 11/10/15, LOC JPMorgan Chase Bank, CP	$ 5,250	$ 5,250
Virginia - 1.4%
Fairfax County Gen. Oblig. Bonds:
Series 2005 A, 5% 10/1/15	4,090	4,123
Series 2014 B, 1.5% 10/1/15	8,555	8,574
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 2/26/16 (c)	14,800	14,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.22%, tender 2/26/16 (c)	8,075	8,075
Series 2010 C, 0.22%, tender 2/26/16 (c)	20,718	20,718
Series 2012 A, 0.22%, tender 2/26/16 (c)	27,905	27,905
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.05% 8/17/15, CP	9,200	9,200
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 8/10/15, CP mode	1,800	1,800
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2015 A, 2% 2/1/16	10,850	10,948
Series 2012 A:
5% 9/1/15	4,845	4,865
5% 2/1/16	5,955	6,098
Series 2014 A, 5% 2/1/16	3,235	3,312
Virginia Commonwealth Trans. Board Rev. Bonds Series 2014 A, 5% 5/15/16	5,460	5,663
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2010 B1, 5% 8/1/15	2,745	2,745
Series 2014 C, 5% 8/1/15	5,020	5,020
Virginia Pub. School Auth. Bonds:
Series 2008 A, 5% 8/1/15	1,150	1,150
Series III, 5% 4/15/16	12,090	12,494
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2010 B, 2.25% 10/1/15	1,450	1,455
		148,945
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	4,450	4,636
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,686
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Bonds Series 2011 B, 5% 1/1/16	$ 2,000	$ 2,040
Seattle Gen. Oblig. Bonds Series 2015, 5% 12/1/15	1,350	1,371
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/16	4,500	4,607
Series 2015 A, 5% 5/1/16	4,365	4,516
Snohomish County School District #6 Bonds 2% 12/1/15 (Washington Gen. Oblig. Guaranteed)	6,140	6,177
Univ. of Washington Univ. Revs. Series A, 0.12% 11/4/15, CP	6,200	6,200
Washington Gen. Oblig. Bonds Series R 2011 A, 5% 1/1/16	9,500	9,690
		43,923
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds Series 2015 N2, 2% 3/15/16	8,400	8,493
Wisconsin Gen. Oblig.:
Bonds Series 2011 A, 5% 5/1/16	10,415	10,783
Series 2005 A, 0.05% 8/18/15 (Liquidity Facility Bank of New York, New York), CP	5,600	5,600
Series 2006 A:
0.05% 8/24/15 (Liquidity Facility Bank of New York, New York), CP	6,000	6,000
0.07% 8/5/15 (Liquidity Facility Bank of New York, New York), CP	10,553	10,553
Series 2013 A:
0.07% 8/5/15 (Liquidity Facility Bank of New York, New York), CP	7,800	7,800
0.09% 9/1/15 (Liquidity Facility Bank of New York, New York), CP	15,525	15,525
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.2%, tender 2/26/16 (c)	14,355	14,355
Series 2014 B1, 0.22%, tender 2/26/16 (c)	4,700	4,700
Wisconsin Trans. Rev.:
Series 1997 A:
0.08% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,300	6,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997 A: - continued
0.09% 8/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 10,219	$ 10,219
Series 2013 A, 0.11% 10/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,610	4,615
		104,943
TOTAL OTHER MUNICIPAL DEBT (Cost $3,103,791)		3,103,791
Investment Company - 7.4%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (d)(e) (Cost $787,713)	787,713,000	787,713
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,669,715)		10,669,715
NET OTHER ASSETS (LIABILITIES) - 0.6%		69,240
NET ASSETS - 100%		$ 10,738,955
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,949,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $197,765,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 9/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$ 5,500
Florida Gen. Oblig. Bonds Series PZ 130, 0.05%, tender 9/11/15 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 11/21/13	$ 6,400
Fort Bend Independent School District Bonds Series PZ 124, 0.05%, tender 9/11/15 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 3/19/15	$ 10,515
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 9/17/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,950
Security	Acquisition Date	Cost (000s)
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.11%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15	$ 145,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.11%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$ 11,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.11%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15	$ 6,900
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.11%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15	$ 2,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 157
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2015, the cost of investment securities for income tax purposes was $10,669,715,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2015

1.804883.111

MM-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 37.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.1%
Wells Fargo Bank NA
9/1/15	0.28% (d)	$ 175,000	$ 175,000
London Branch, Eurodollar, Foreign Banks - 2.9%
ABN AMRO Bank NV
8/12/15 to 8/17/15	0.29 to 0.30	132,000	131,987
HSBC Bank PLC
9/17/15	0.29	55,000	55,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/15 to 10/16/15	0.31	97,000	96,952
Mizuho Bank Ltd.
8/7/15 to 8/19/15	0.30	48,000	47,996
National Australia Bank Ltd.
8/13/15 to 9/30/15	0.30	88,000	88,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 10/19/15	0.30 to 0.34	47,000	47,000
			466,935
New York Branch, Yankee Dollar, Foreign Banks - 33.2%
Bank of Montreal Chicago CD Program
8/18/15 to 10/22/15	0.27 (d)	109,000	109,000
Bank of Nova Scotia
8/17/15 to 10/1/15	0.31 to 0.32 (d)	155,000	155,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/4/15 to 10/30/15	0.12 to 0.29	603,000	603,000
Canadian Imperial Bank of Commerce
9/11/15 to 10/5/15	0.32 to 0.37 (d)	325,000	325,000
Credit Agricole CIB
9/2/15	0.30	320,000	320,000
Credit Industriel et Commercial
8/5/15	0.15	355,000	355,000
Credit Suisse AG
9/4/15 to 10/9/15	0.28 to 0.39 (d)	374,000	374,000
DnB NOR Bank ASA
10/30/15	0.26	125,000	125,000
Mizuho Corporate Bank Ltd.
9/4/15 to 10/26/15	0.29 to 0.35	236,000	236,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
8/3/15 to 11/4/15	0.14 to 0.34% (d)	$ 597,000	$ 597,000
Royal Bank of Canada
11/10/15	0.28 (d)	100,000	100,000
Skandinaviska Enskilda Banken
10/15/15 to 10/23/15	0.27 to 0.33	221,000	221,000
Sumitomo Mitsui Banking Corp.
8/28/15 to 10/27/15	0.29 to 0.39 (d)	800,300	800,300
Sumitomo Mitsui Trust Bank Ltd.
10/8/15 to 10/19/15	0.29 to 0.33	306,000	306,000
Svenska Handelsbanken, Inc.
10/2/15 to 10/9/15	0.23 to 0.24	112,000	112,001
Swedbank AB
10/16/15 to 10/30/15	0.26	169,000	169,000
Toronto-Dominion Bank
10/6/15	0.28 (d)	109,000	109,000
UBS AG
10/9/15 to 10/30/15	0.29 to 0.32 (d)	286,000	286,000
			5,302,301
TOTAL CERTIFICATE OF DEPOSIT (Cost $5,944,236)			5,944,236
Financial Company Commercial Paper - 8.3%

ABN AMRO Funding U.S.A. LLC
9/10/15	0.29	39,000	38,987
Bank of Nova Scotia
8/17/15	0.31	6,000	5,999
BNP Paribas Fortis
8/3/15	0.07	316,075	316,074
BNP Paribas New York Branch
8/3/15	0.07	30,000	30,000
DNB Bank ASA
8/24/15	0.30	65,000	64,988
Fortis Funding LLC
8/3/15	0.28	175,000	174,997
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Mitsubishi UFJ Trust & Banking Corp.
10/8/15	0.31%	$ 100,000	$ 99,941
Natexis Banques Populaires New York Branch
8/3/15	0.08	203,000	202,999
Sumitomo Trust & Banking Co. Ltd.
8/31/15	0.29	175,000	174,958
Svenska Handelsbanken AB
10/2/15	0.23	55,000	54,978
Toronto Dominion Holdings (U.S.A.)
9/11/15	0.30	155,000	154,947
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,318,868)			1,318,868
Treasury Debt - 4.9%

U.S. Treasury Obligations - 4.9%
U.S. Treasury Bills
9/17/15	0.15	144,000	143,973
U.S. Treasury Notes
8/31/15 to 7/15/16	0.14 to 0.41	628,000	632,370
TOTAL TREASURY DEBT (Cost $776,343)			776,343
Other Note - 1.0%

Medium-Term Notes - 1.0%
Svenska Handelsbanken AB
9/25/15 to 10/15/15	0.36 (b)(d)
(Cost $166,000)		166,000	166,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
8/7/15	0.18 (d)
(Cost $33,000)		33,000	33,000
Government Agency Debt - 19.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 19.1%
Fannie Mae
1/26/17	0.21% (d)	$ 90,000	$ 89,986
Federal Farm Credit Bank
7/6/16	0.13 (d)	15,000	14,999
Federal Home Loan Bank
12/11/15 to 2/9/17	0.13 to 0.41 (c)(d)	2,950,000	2,949,297
TOTAL GOVERNMENT AGENCY DEBT (Cost $3,054,282)			3,054,282
Other Instrument - 18.8%

Time Deposits - 18.8%
Australia & New Zealand Banking Group Ltd.
8/5/15	0.14	122,000	122,000
Bank of New York Mellon (TD)
8/3/15	0.08	633,000	633,000
BNP Paribas
8/3/15	0.07	121,000	121,000
Credit Agricole CIB
8/3/15	0.12	435,000	435,000
DNB Bank ASA
8/5/15	0.13	610,000	610,000
Skandinaviska Enskilda Banken AB
8/3/15	0.08	267,000	267,000
Svenska Handelsbanken AB
8/3/15	0.08	180,000	180,000
Swedbank AB
8/3/15	0.07	630,000	630,000
TOTAL OTHER INSTRUMENT (Cost $2,998,000)			2,998,000
Government Agency Repurchase Agreement - 7.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.15% dated 7/31/15 due 8/3/15 (Collateralized by U.S. Government Obligations) #	$ 1,102,542	$ 1,102,528
0.16% dated 7/31/15 due 8/3/15 (Collateralized by U.S. Government Obligations) #	51,552	51,551
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,154,079)		1,154,079
Other Repurchase Agreement - 6.2%

Other Repurchase Agreement - 6.2%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by Corporate Obligations valued at $29,481,973, 4.13%, 5/7/24)	28,100	28,000
4/10/15 due 9/14/15 (Collateralized by Corporate Obligations valued at $55,224,912, 4.6% - 8.25%, 4/1/16 - 3/15/43)	51,185	51,000
6/8/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $129,308,477, 1.51% - 1.81%, 10/20/23 - 4/18/27)	123,425	123,000
0.85%, dated 6/29/15 due 10/28/15 (Collateralized by Corporate Obligations valued at $42,786,424, 0.01% - 8%, 7/18/16 - 11/15/49)	40,114	40,000
0.87%, dated 5/29/15 due 11/3/15 (Collateralized by Corporate Obligations valued at $151,074,232, 0% - 5.9%, 11/15/17 - 12/10/49)	143,567	143,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 7/8/15 due 8/7/15 (Collateralized by Equity Securities valued at $115,243,511)	106,033	106,000
0.78%, dated:
5/19/15 due 10/29/15 (Collateralized by Equity Securities valued at $62,055,850)	57,207	57,000
5/28/15 due 10/29/15 (Collateralized by Equity Securities valued at $99,052,326)	91,317	91,000
J.P. Morgan Securities, LLC at:
0.18%, dated 7/31/15 due 8/3/15 (Collateralized by U.S. Government Obligations valued at $15,301,123, 3.5%, 3/20/41 - 9/20/41)	15,000	15,000
0.26%, dated 7/29/15 due 8/5/15 (Collateralized by U.S. Government Obligations valued at $63,860,923, 0.04% - 7.01%, 7/25/34 - 5/25/45)	62,003	62,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at: - continued
0.78%, dated:
5/6/15 due 10/29/15 (Collateralized by Mortgage Loan Obligations valued at $20,558,470, 0.59% - 5.45%, 12/11/40 - 1/25/45)	$ 19,074	$ 19,000
5/13/15 due 10/29/15 (Collateralized by Equity Securities valued at $55,530,840)	51,199	51,000
5/14/15 due 10/29/15 (Collateralized by Mortgage Loan Obligations valued at $102,775,062, 0.19% - 6.25%, 3/25/35 - 6/15/49)	95,362	95,000
5/28/15 due 10/29/15 (Collateralized by Mortgage Loan Obligations valued at $21,631,461, 5.45%, 12/11/40)	20,070	20,000
RBC Capital Markets Co. at:
0.26%, dated 7/22/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $18,378,480, 0% - 8.21%, 12/1/19 - 6/25/45)	18,004	18,000
0.31%, dated 6/23/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $22,654,514, 0% - 7.06%, 4/1/27 - 5/25/45)	22,017	22,000
0.38%, dated:
6/24/15 due 8/7/15 (Collateralized by Municipal Bond Obligations valued at $12,606,668, 0% - 7.35%, 7/1/17 - 12/1/44)	12,011	12,000
7/20/15 due 8/7/15 (Collateralized by Equity Securities valued at $16,202,445)	15,014	15,000
0.4%, dated:
7/8/15 due 8/7/15 (Collateralized by Corporate Obligations valued at $6,481,872, 4.25% - 13%, 10/6/16 - 1/1/49)	6,002	6,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.4%, dated: - continued
7/28/15 due 8/7/15 (Collateralized by Mortgage Loan Obligations valued at $6,479,871, 0.3% - 6.14%, 12/15/27 - 12/10/49)	$ 6,001	$ 6,000
0.42%, dated 7/8/15 due 8/7/15 (Collateralized by Mortgage Loan Obligations valued at $16,124,295, 0.3% - 6.15%, 12/15/27 - 12/10/49)	15,006	15,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $995,000)		995,000
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $16,439,808)		16,439,808
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(461,137)
NET ASSETS - 100%		$ 15,978,671
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 1.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,102,528,000 due 8/03/15 at 0.15%
BNP Paribas Securities Corp.	$ 203,449
Bank of America NA	179,035
Citibank NA	127,155
Credit Agricole CIB New York Branch	99,051
ING Financial Markets LLC	18,495
J.P. Morgan Securities, Inc.	316,745
Merrill Lynch, Pierce, Fenner & Smith, Inc.	56,411
Societe Generale	51,325
Wells Fargo Securities LLC	50,862
$ 1,102,528
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,551,000 due 8/03/15 at 0.16%
Bank of Nova Scotia	$ 4,270
Citibank NA	7,117
Credit Suisse Securities (USA) LLC	3,796
J.P. Morgan Securities, Inc.	2,206
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,644
Societe Generale	9,489
Wells Fargo Securities LLC	18,029
$ 51,551
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2015, the cost of investment securities for income tax purposes was $16,439,808,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015